Christopher M. Grinnell Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0750 christopher.grinnell@talcottresolution.com

April 20, 2022

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Insurance Company (“Registrant”)
    File No. 333-255257 Triple Crown
Post-Effective Amendment No. 1

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR an amendment to the Registration Statement on Form S-1 for the above-referenced contract.
We respectfully request that the Commission staff afford this amendment selective review in accordance with the Securities Act Release No. 6510 (February 15, 1984).  We represent that the materiality of the changes from the currently-effective registration statement is consistent with the materiality of changes that would otherwise qualify for filing under paragraph (b) of Rule 485 under the Securities Act of 1933 if Form S-1 registration statements were eligible for filing under Rule 485.
If you have any questions, please contact me at 860-791-0750.
Very truly yours,

/s/ Christopher Grinnell
Christopher Grinnell
Vice President and Associate General Counsel

Enclosure